LONG-TERM DEBT - Breakdown of long-term debt (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Total long-term debt	$ 6,408.2	$ 5,346.7
Change in fair value related to hedged interest rate risk	2.5	5.8
Financing fees, net of amortization	(35.7)	(40.8)
Total adjustments for long-term debt	(33.2)	(35.0)
Total long-term debt, current and non current	6,375.0	5,311.7
Less current portion	(56.6)	(19.1)	$ (20.9)
Long-term debt	6,318.4	5,292.6	$ 5,617.2
Parent Company
Long-term debt
Total long-term debt	2,110.9	1,988.9
Long-term debt	$ 2,098.9	1,974.8
Parent Company | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	4.87%
Total long-term debt	$ 451.7	420.4
Parent Company | Senior Notes
Long-term debt
Total long-term debt	1,659.2	1,568.5
Subsidiaries | Videotron
Long-term debt
Total long-term debt	$ 4,244.4	3,294.6
Subsidiaries | Videotron | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	3.24%
Total long-term debt	$ 742.0	5.4
Subsidiaries | Videotron | Senior Notes
Long-term debt
Total long-term debt	$ 3,502.4	3,289.2
Subsidiaries | TVA Group | Bank credit facilities
Long-term debt
Effective interest rate (as a percent)	3.79%
Total long-term debt	$ 52.9	62.9
Subsidiaries | Other
Long-term debt
Total long-term debt		$ 0.3